Financial risk and capital management - Credit risk exposure and grading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Description of internal credit ratings process	Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties to be formally identified and assigned internal credit ratings. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business. All counterparties are re-assessed regularly.
Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 708	$ 497
Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	17,191	7,418
Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,265	2,476
Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	5,131	886
Investment grade, rated A or above [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	452	211
Investment grade, rated A or above [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	3,637	1,954
Investment grade, rated A or above [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,103	1,850
Investment grade, rated A or above [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	2,902	465
Other investment grade [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	18	24
Other investment grade [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	8,930	2,288
Other investment grade [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	0	478
Other investment grade [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	1,524	287
Non-investment grade or not rated [Member] | Non-current financial receivable [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	238	262
Non-investment grade or not rated [Member] | Trade and other receivables [member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	4,624	3,176
Non-investment grade or not rated [Member] | Non-current derivative financial instruments [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	162	148
Non-investment grade or not rated [Member] | Current derivative financial instrument [Member]
Disclosure of internal credit grades [line items]
Financial assets subject to credit exposure	$ 705	$ 134